Victory Diversified Stock Fund Expense Example, No Redemption - Victory Diversified Stock Fund - Class C	Jun. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 205
Expense Example, No Redemption, 3 Years	1,221
Expense Example, No Redemption, 5 Years	2,239
Expense Example, No Redemption, 10 Years	$ 3,994